Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents (note 7)	$ 7,307	$ 16,393
Trade and other receivables (note 8)	1,261	2,357
Inventories (note 9)	1,307	2,691
Income taxes receivable		114
Prepaid expenses and other assets (note 10)	1,588	2,426
Assets held for sale (note 11)	37
Total current assets	11,500	23,981
Non-current assets
Restricted cash and cash equivalents (note 7)	125	123
Property and equipment (note 12)	9,806	10,966
Total non-current assets	9,931	11,089
Total assets	21,431	35,070
Current liabilities
Payables and accrued liabilities (note 14)	1,883	4,730
Provisions	269	385
Income taxes payable	122	105
Current portion of deferred revenues (note 6)		120
Current portion of lease liabilities (note 15)	215	271
Warrant liability (note 17)	1,124	1,563
DSU liability (note 18)		48
Total current liabilities	3,613	7,222
Non-current liabilities
Deferred revenues (note 6)	1,058	914
Lease liabilities (note 15)	1,934	2,039
Employee future benefits (note 16)	10,984	11,734
Total non-current liabilities	13,976	14,687
Total liabilities	17,589	21,909
Shareholders’ equity
Share capital (note 19)	22,624	22,486
Contributed surplus (note 19)	4,170	4,268
Retained earnings (accumulated deficit)	(20,508)	(12,110)
Accumulated other comprehensive loss	(2,444)	(1,483)
Total shareholders’ equity	3,842	13,161
Total liabilities and shareholders’ equity	$ 21,431	$ 35,070